UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

  /s/  Seth L. Hoffman     Great Barrington, MA     August 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $64,276 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      316     7498 SH       SOLE                     7498        0        0
AT&T INC                       COM              00206R102     5638   179509 SH       SOLE                   179509        0        0
BARRICK GOLD CORP              COM              067901108     2012    44417 SH       SOLE                    44417        0        0
COVIDIEN PLC                   SHS              G2554F113      212     3976 SH       SOLE                     3976        0        0
DNP SELECT INCOME FD           COM              23325P104     3006   300568 SH       SOLE                   300568        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1946    36008 SH       SOLE                    36008        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108      162    20104 SH       SOLE                    20104        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      323    22157 SH       SOLE                    22157        0        0
GOLDCORP INC NEW               COM              380956409      993    20576 SH       SOLE                    20576        0        0
ISHARES GOLD TRUST             ISHARES          464285105     5755   393104 SH       SOLE                   393104        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1385    12516 SH       SOLE                    12516        0        0
ISHARES TR                     BARCLY USAGG B   464287226      320     3000 SH       SOLE                     3000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      685    14385 SH       SOLE                    14385        0        0
ISHARES TR                     S&P500 GRW       464287309     1344    19341 SH       SOLE                    19341        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1329    21434 SH       SOLE                    21434        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1284    15226 SH       SOLE                    15226        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      492     8185 SH       SOLE                     8185        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      616     8497 SH       SOLE                     8497        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      645     9449 SH       SOLE                     9449        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1271    20874 SH       SOLE                    20874        0        0
ISHARES TR                     RUSSELL 2000     464287655      212     2559 SH       SOLE                     2559        0        0
ISHARES TR                     DJ US REAL EST   464287739      212     3520 SH       SOLE                     3520        0        0
ISHARES TR                     S&P EURO PLUS    464287861      230     5471 SH       SOLE                     5471        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1210    16297 SH       SOLE                    16297        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      252     5767 SH       SOLE                     5767        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1166    11113 SH       SOLE                    11113        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      497     9704 SH       SOLE                     9704        0        0
ISHARES TR                     MSCI VAL IDX     464288877      201     3837 SH       SOLE                     3837        0        0
KRAFT FOODS INC                CL A             50075N104      355    10074 SH       SOLE                    10074        0        0
MERCK & CO INC NEW             COM              58933Y105     3848   109033 SH       SOLE                   109033        0        0
NEWMONT MINING CORP            COM              651639106     1168    21642 SH       SOLE                    21642        0        0
PFIZER INC                     COM              717081103     4938   239714 SH       SOLE                   239714        0        0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT     73936T565      244    17000 SH       SOLE                    17000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      512     7086 SH       SOLE                     7086        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      636    19000 SH       SOLE                    19000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2218    15189 SH       SOLE                    15189        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     3089    51394 SH       SOLE                    51394        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2146    30628 SH       SOLE                    30628        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     1081    16712 SH       SOLE                    16712        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2916    52022 SH       SOLE                    52022        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      808    16628 SH       SOLE                    16628        0        0
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858      354     9298 SH       SOLE                     9298        0        0
VANGUARD WORLD FDS             UTILITIES ETF    92204A876      499     6938 SH       SOLE                     6938        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5750   154438 SH       SOLE                   154438        0        0
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